Return Stacked Bonds & Managed Futures ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds - 49.5%
iShares Core U.S. Aggregate Bond ETF	202,200	$18,665,082
Total Exchange Traded Funds
(Cost $19,189,757)		18,665,082

Short-Term Investments - 41.7%
Money Market Funds - 41.7%
First American Government Obligations Fund, Class X, 5.276% (1)	15,711,882	15,711,882
Total Short-Term Investments
(Cost $15,711,882)		15,711,882

Total Investments in Securities - 91.2%
(Cost $36,101,639)		34,376,964
Other Assets in Excess of Liabilities - 8.8%		3,317,298
Total Net Assets - 100.0%		$37,694,262

(1)	The rate shown is the annualized seven-day effective yield as of October 31, 2023.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS at October 31, 2023 (Unaudited)

The Return Stacked Bonds & Managed Futures ETF & CFC had the following futures contracts outstanding with PhillipCapital Inc.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
WTI Crude Future (11/20/2023) (1)	5	$431,729	$(26,629)	$405,100
Brent Crude Future (11/30/2023) (1)	8	699,138	(18,978)	680,160
NY Harbor ULSD Future (11/30/2023) (1)	2	254,353	(9,913)	244,440
SGX Nikkei Future (12/07/2023)	1	159,410	(2,535)	156,875
Low Sulphur Gas Oil Future (12/12/2023) (1)	4	352,959	(12,659)	340,300
Canadian Dollar (12/19/2023)	2	148,258	(3,928)	144,330
US Treasury Long Bond Future (12/19/2023)	33	3,668,999	(57,561)	3,611,438
Gold 100 Oz. Future (12/27/2023) (1)	3	600,856	(2,566)	598,290
		6,315,702	(134,769)	6,180,933

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
Natural Gas Future (11/28/2023) (1)	(6)	$(195,706)	$(18,794)	$(214,500)
Euro-Bund Future (12/07/2023)	(47)	(6,368,262)	(39,858)	(6,408,120)
S&P/TSX 60 Index Future (12/14/2023)	(8)	(1,322,794)	14,672	(1,308,122)
DAX Index (12/15/2023)	(6)	(2,367,183)	10,962	(2,356,221)
E-Mini Nasdaq 100 (12/15/2023)	(1)	(287,421)	(2,384)	(289,805)
E-Mini S&P 500 Index (12/15/2023)	(7)	(1,465,501)	(8,787)	(1,474,288)
Euro Stoxx 50 (12/15/2023)	(18)	(775,087)	726	(774,361)
FTSE 100 Index Future (12/15/2023)	(20)	(1,790,208)	11,783	(1,778,425)
Australian Dollar (12/18/2023)	(77)	(4,906,494)	15,454	(4,891,040)
British Pound (12/18/2023)	(46)	(3,494,116)	(159)	(3,494,275)
Euro Fx (12/18/2023)	(63)	(8,332,298)	(17,171)	(8,349,469)
Japanese Yen Future (12/18/2023)	(236)	(20,009,605)	402,430	(19,607,175)
10-Year US Treasury Note Future (12/19/2023)	(103)	(10,956,827)	21,124	(10,935,703)
Canadian Dollar (12/19/2023)	(39)	(2,826,542)	12,107	(2,814,435)
Copper (12/27/2023) (1)	(7)	(630,161)	(8,414)	(638,575)
Long Gilt Future (12/27/2023)	(24)	(2,698,094)	(14,975)	(2,713,069)
Silver Future (12/27/2023) (1)	(3)	(348,823)	4,543	(344,280)
2-Year US Treasury Note Future (12/29/2023)	(97)	(19,632,738)	(2,184)	(19,634,922)
5-Year US Treasury Note Future (12/29/2023)	(66)	(6,887,075)	(8,378)	(6,895,453)
		(95,294,935)	372,697	(94,922,238)
(1) All or a portion of the investment is a holding of Return Stacked Cayman Subsidiary

Summary of Fair Value Exposure at October 31, 2023 (Unaudited)

The Return Stacked Bonds & Managed Futures ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of October 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,665,082	-	$-	$18,665,082
Short-Term Investments	15,711,882	-	-	15,711,882
Total Investments in Securities	$34,376,964	$–	$–	$34,376,964

Other Financial Instruments (1)
Long Futures Contracts	$(134,769)	$-	$-	$(134,769)
Short Futures Contracts	372,697	-	-	372,697
Total Futures Contracts	$237,928	$–	$–	$237,928

(1) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.